Aggressive Allocation Fund Annual Fund Operating Expenses - Aggressive Allocation Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.71%	[1]
Expenses (as a percentage of Assets)	0.84%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.71%	[1]
Expenses (as a percentage of Assets)	1.10%

[1]	Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s target allocation among the underlying funds.